SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets	$ 393,698	$ 287,590
Deferred tax liabilities
Income tax payable	3,358		$ 60,483	$ 3,358
Income tax assets	333,847		280,354	219,698
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Current income tax provision
Deferred tax assets
Deferred tax liabilities
Income tax payable
Income tax assets
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Current income tax provision			(118,991)	(96,712)
Deferred tax assets	344	48	324	43
Deferred tax liabilities	5,305	9,681	4,991	12,013
Income tax payable	3,358	3,358	60,483	3,358
Income tax assets	$ 333,847	$ 352,785	$ 280,354	$ 219,698